CLAYMORE EXCHANGE-TRADED FUND TRUST

                          CLAYMORE/BEACON SPIN-OFF ETF
                   CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF
                         CLAYMORE/ZACKS MID-CAP CORE ETF
                  CLAYMORE/SABRIENT DEFENSIVE EQUITY INDEX ETF
                          CLAYMORE/BNY MELLON BRIC ETF
                      CLAYMORE/ZACKS DIVIDEND ROTATION ETF
              CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF
                          CLAYMORE/SABRIENT INSIDER ETF
                         CLAYMORE/OCEAN TOMO PATENT ETF
                      CLAYMORE/OCEAN TOMO GROWTH INDEX ETF
                     CLAYMORE/RAYMOND JAMES SB-1 EQUITY ETF
                          CLAYMORE/SABRIENT STEALTH ETF
                     CLAYMORE U.S. CAPITAL MARKETS BOND ETF
            CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF
              CLAYMORE/BNY MELLON INTERNATIONAL SMALL CAP LDRS ETF
                       CLAYMORE/ZACKS SECTOR ROTATION ETF
                              WILSHIRE US REIT ETF
                         WILSHIRE 5000 TOTAL MARKET ETF
                          WILSHIRE 4500 COMPLETION ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE LISTED FUNDS:

The following paragraph is hereby added to the "Creation and Redemption of Creation Unit Aggregations" section in each Fund's SAI's as the second paragraph under the heading "Redemption of Fund Shares in Creation Units Aggregations":

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

                      CLAYMORE EXCHANGE-TRADED FUND TRUST

                            2455 Corporate West Drive

                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

April 23, 2010